Report Of The Directors Financial Review Risk Report - Personal lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees (Details)
$ in Millions
12 Months Ended
Dec. 31, 2018 USD ($)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,433,785
Financial assets, ending balance	2,471,203
Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	1,645,418
Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(8,693)
Personal Lending Sector | Gross carrying amount | IFRS 9 | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	571,880
Net new and further lending/repayments	49,820
Assets written off	(1,386)
Foreign exchange and other	(17,699)
Financial assets, ending balance	602,615
Personal Lending Sector | Gross carrying amount | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	549,328
Transfers of financial instruments	(4,270)
Net new and further lending/repayments	52,761
Foreign exchange and other	(17,035)
Financial assets, ending balance	580,784
Personal Lending Sector | Gross carrying amount | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	17,678
Transfers of financial instruments	2,047
Net new and further lending/repayments	(2,453)
Foreign exchange and other	(434)
Financial assets, ending balance	16,838
Personal Lending Sector | Gross carrying amount | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	4,874
Transfers of financial instruments	2,223
Net new and further lending/repayments	(488)
Assets written off	(1,386)
Foreign exchange and other	(230)
Financial assets, ending balance	4,993
Personal Lending Sector | Allowance for ECL | IFRS 9 | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,065)
Net remeasurement of ECL arising from transfer of stage	(27)
Net new and further lending/repayments	308
Changes to risk parameters – credit quality	(1,717)
Assets written off	1,380
Foreign exchange and other	160
Financial assets, ending balance	(2,961)
ECL release/(charge) for the period	(1,436)
Recoveries	290
Others	(18)
Total change in ECL for the period	(1,164)
Personal Lending Sector | Allowance for ECL | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(596)
Transfers of financial instruments	(411)
Net remeasurement of ECL arising from transfer of stage	358
Net new and further lending/repayments	(241)
Changes to risk parameters – credit quality	266
Foreign exchange and other	77
Financial assets, ending balance	(547)
ECL release/(charge) for the period	383
Personal Lending Sector | Allowance for ECL | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,157)
Transfers of financial instruments	799
Net remeasurement of ECL arising from transfer of stage	(374)
Net new and further lending/repayments	222
Changes to risk parameters – credit quality	(786)
Foreign exchange and other	30
Financial assets, ending balance	(1,266)
ECL release/(charge) for the period	(938)
Personal Lending Sector | Allowance for ECL | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,312)
Transfers of financial instruments	(388)
Net remeasurement of ECL arising from transfer of stage	(11)
Net new and further lending/repayments	327
Changes to risk parameters – credit quality	(1,197)
Assets written off	1,380
Foreign exchange and other	53
Financial assets, ending balance	(1,148)
ECL release/(charge) for the period	$ (881)